Unissued Capital	12 Months Ended
Jun. 30, 2024
Unissued Capital [Abstract]
UNISSUED CAPITAL
22.	UNISSUED CAPITAL

	30 June 2024 $	30 June 2023 $
Unissued capital reserve	45,734,183	44,470,123
	45,734,183	44,470,123

	30 June 2024 $	30 June 2023 $
Balance at beginning of year	44,470,123	39,079,626
Capital contribution funding received	1,127,417	5,368,056
Foreign exchange movement	136,643	22,441
Balance at end of year	45,734,183	44,470,123

During the financial year ended 30 June 2023 the Company received capital contributions from European Lithium Limited (ASX: EUR), being the previous parent entity of the Company of $5,390,497. During the period 1 July 2023 until 29 February 2024 upon closing of the Transaction, the Company received capital contribution from EUR of $1,264,060. The issue of shares in the Company pursuant to funding received remained outstanding at the balance sheet date.